Trade Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Trade Payables and Accrued Expenses
Note 16 - Trade Payables and Accrued Expenses

Composition

	As of December 31,
	2020	2019
	NIS millions

Trade payables	334	345
Accrued expenses	434	342
	768	687

 Trade payables as of December 31, 2020 includes reverse factoring of trade payables transactions in amount of approximately ILS 30 million (in 2019 - ILS 106 million).